Additional Financial Information (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023
Additional Financial Information [Line Items]
Summary of the Receivables Transferred Under the Pooled Monetization Agreement
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$167.0	$155.5	$173.1
Less amounts from collections reinvested under revolving agreement	(94.3)	(102.7)	(138.7)

Proceeds from new transfers	72.7	52.8	34.4
Collections not reinvested and remitted or to be remitted	(66.6)	(46.8)	(27.9)

Net cash proceeds received (paid or to be paid) (1)	$6.1	$6.0	$6.5
Carrying value of receivables transferred and derecognized (2)	$164.8	$154.5	$172.0
Obligations recorded	$5.9	$2.9	$1.9
Loss recorded related to transfers of receivables	$3.7	$1.9	$0.8

(1)
In addition, during the years ended March 31, 2023 and 2022, the Company repurchased $27.4 million and $25.5 million, respectively, of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Additional Financial Information [Line Items]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the unaudited condensed combined balance sheets to the total amounts reported in the unaudited condensed combined statements of cash flows at December 31, 2023 and March 31, 2023. At December 31, 2023 and March 31, 2023, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility, and Backlog Facility.

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$247.1	$210.9
Restricted cash included in other current assets	36.4	27.5
Restricted cash included in other non-current assets	13.9	13.0

Total cash, cash equivalents and restricted cash	$297.4	$251.4

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the combined balance sheets to the total amounts reported in the combined statements of cash flows at March 31, 2023 and 2022. At March 31, 2023 and 2022, restricted cash included in other current assets represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility.

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Cash and cash equivalents	$210.9	$256.9
Restricted cash included in other current assets	27.5	13.4
Restricted cash included in other non-current assets	13.0	—

Total cash, cash equivalents and restricted cash	$251.4	$270.3

Summary of the Receivables Transferred Under Individual Agreements or Purchases	The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$385.8	$314.9
Net cash proceeds received	370.7	300.0
Loss recorded related to transfers of receivables	15.1	14.9
The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$400.5	$285.0	$251.8
Net cash proceeds received	383.0	278.3	247.9
Loss recorded related to transfers of receivables	17.5	6.7	3.9

Summary of the Receivables Transferred Under the Pooled Monetization Agreement
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,

	2023	2022
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$156.0
Less amounts from collections reinvested under revolving agreement	(9.1)	(83.3)

Proceeds from new transfers	13.1	72.7
Collections not reinvested and remitted or to be remitted	(13.4)	(48.0)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$24.7
Carrying value of receivables transferred and derecognized (2)	$22.1	$154.2
Obligations recorded	$2.1	$4.4
Loss recorded related to transfers of receivables	$2.0	$2.6

(1)
During the nine months ended December 31, 2023, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the nine months ended December 31, 2022, the Company repurchased $27.4 million of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Summary of Composition of the Company's Other Assets
The composition of the Company’s other assets is as follows as of December 31, 2023 and March 31, 2023:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$50.1	$36.0
Restricted cash	36.4	27.5
Contract assets	56.8	63.5
Tax credits receivable	273.8	129.5

	$417.1	$256.5

Other non-current assets
Prepaid expenses and other	$21.5	$7.4
Restricted cash	13.9	13.0
Accounts receivable	105.9	37.8
Contract assets	3.3	5.1
Tax credits receivable	312.8	341.8
Operating lease right-of-use assets (1)	318.8	116.8
Interest rate swap assets	34.2	41.1

	$810.4	$563.0

(1)
During the nine months ended December 31, 2023, the Company extended certain of its operating leases and entered into new operating leases. The Company recorded an increase to operating lease right-of-use
assets of $211.9 million which is included in “other
non-current
assets”. Additionally, the Company recorded a corresponding decrease to operating lease liability of $1.3 million and a corresponding increase of $213.2 million to “other accrued liabilities” and “other liabilities—non-current”,
respectively, at December 31, 2023 related to these leases. In addition, in connection with the December 27, 2023 acquisition of eOne, the Company recorded operating lease right-of-use
assets of $21.3 million included in “other
non-current
assets”, and a corresponding operating lease liability of $6.9 million and $17.3 million included in “other accrued liabilities” and “other liabilities—non-current”,
respectively, as of December 31, 2023 (see Note 2).

The composition of the Company’s other assets is as follows as of March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$36.0	$47.5
Restricted cash	27.5	13.4
Contract assets	63.5	40.5
Tax credits receivable	129.5	128.3

	$256.5	$229.7

Other non-current assets
Prepaid expenses and other	$7.4	$9.9
Restricted cash	13.0	—
Accounts receivable (2)	37.8	38.3
Contract assets (2)	5.1	9.3
Tax credits receivable	341.8	316.1
Operating lease right-of-use assets	116.8	126.0
Interest rate swap assets	41.1	32.0

	$563.0	$531.6

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)
Unamortized discounts on long-term,
non-interest
bearing receivables were $3.5 million and $1.8 million at March 31, 2023 and 2022, respectively, and unamortized discounts on contract assets were $0.5 million and $0.5 million at March 31, 2023 and 2022, respectively.

Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss
The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the nine months ended December 31, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2023	$(41.1)	$142.6	$101.5
Other comprehensive income (loss)	1.8	17.4	19.2
Reclassifications to net loss (1)	—	(23.5)	(23.5)

December 31, 2023	$(39.3)	$136.5	$97.2

March 31, 2022	$(38.9)	$49.1	$10.2
Other comprehensive income (loss)	(3.7)	95.2	91.5
Reclassifications to net loss (1)	—	16.3	16.3

December 31, 2022	$(42.6)	$160.6	$118.0

(1)
Represents a loss of $2.5 million included in direct operating expense and a gain of $26.0 million included in interest expense on the unaudited condensed combined statement of operations in the nine months ended December 31, 2023 (nine months ended December 31, 2022—loss of $0.7 million included in direct operating expense and a loss of $15.6 million included in interest expense) (see Note 16).

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2023, 2022 and 2021, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total

	(Amounts in millions)
March 31, 2020	$(38.8)	$(187.1)	$(225.9)
Other comprehensive loss	4.5	70.9	75.4
Reclassifications to net loss (1)	—	48.1	48.1

March 31, 2021	(34.3)	(68.1)	(102.4)
Other comprehensive income	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(38.9)	49.1	10.2
Other comprehensive income (loss)	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	$(41.1)	$142.6	$101.5

(1)
Represents a loss of $0.3 million included in direct operating expense and a loss of $10.4 million included in interest expense on the combined statement of operations in the year ended March 31, 2023 (2022- loss of $0.2 million included in direct operating expense and a loss of $48.8 million included in interest expense; 2021—gain of $0.2 million included in direct operating expense and loss of $48.3 million included in interest expense). See Note 18 for further information.

Summary of Non Cash Investing Activities
There were no significant
non-cash
financing activities for the fiscal years ended March 31, 2023, 2022 and 2021. The supplemental schedule of non-cash
investing activities is presented below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Non-cash investing activities:
Accrued equity method investment	$—	$19.0	$—

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$40.3	$44.9	$38.3
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$11.3	$51.1	$20.3
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases—increase in right-of-use assets	$17.4	$30.9	$—
Operating leases—increase in lease liability	$17.4	$30.9	$—